SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash		$ 242,965	$ 933,826	$ 153,914
Loans receivable		1,468,207	1,000,000
Advance to a vendor		3,185,550	781,590
Prepaid expenses and other current assets		1,110,164	600,927
Total current assets		16,579,775	19,940,088
Non-current assets:
Non-current loans receivable, net		36,292,780	3,515,050
Total non-current assets		47,093,896	7,894,403
Total Assets		63,673,671	27,834,491
Current Liabilities
Other payables and other current liabilities		750,310	963,789
Total current liabilities		20,897,630	16,946,870
Total Liabilities		20,954,515	20,020,097
COMMITMENTS AND CONTINGENCIES
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[1]		1,875
Subscription receivables		(1,699)	(1,699)
Additional paid-in capital		44,555,665	6,831,401
Statutory reserves		800,096	800,096
(Accumulated deficit) retained earnings		(3,292,302)	525,406
Accumulated other comprehensive loss (gain)		727,205	(279,104)
Total shareholders’ equity of the Company		42,788,996	7,877,975
Total Liabilities and Equity		63,673,671	27,834,491
Common Class A [Member]
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[1]	29
Common Class B [Member]
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[1]	2
Related Party [Member]
SHAREHOLDER’S EQUITY
(Accumulated deficit) retained earnings		(69,805)	(66,874)
Accumulated other comprehensive loss (gain)		(35)	3,293
Parent Company [Member]
Current assets:
Cash		82,266	595
Loans receivable		900,000	1,000,000
Total current assets		33,340,950	1,151,098
Non-current assets:
Non-current loans receivable, net		5,459,850	3,515,050
Investment in subsidiaries		4,738,296	3,716,927
Total non-current assets		10,198,146	7,231,977
Total Assets		43,539,096	8,383,075
Current Liabilities
Amounts due to related parties, current		401,250
Other payables and other current liabilities		348,850	505,100
Total current liabilities		750,100	505,100
Total Liabilities		750,100	505,100
COMMITMENTS AND CONTINGENCIES
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[2]		1,875
Subscription receivables		(1,699)	(1,699)
Additional paid-in capital		44,555,665	6,831,401
Statutory reserves		800,096	800,096
(Accumulated deficit) retained earnings		(3,292,302)	525,406
Accumulated other comprehensive loss (gain)		727,205	(279,104)
Total shareholders’ equity of the Company		42,788,996	7,877,975
Total Liabilities and Equity		43,539,096	8,383,075
Parent Company [Member] | Common Class A [Member]
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[2]	29
Parent Company [Member] | Common Class B [Member]
SHAREHOLDER’S EQUITY
Class B Ordinary Shares (par value $0.002 per share, 1,750,000 shares authorized, 773 shares issued and outstanding as of June 30, 2026)	[2]	2
Parent Company [Member] | Related Party [Member]
Current assets:
Due from WFOE		30,000,000
Advance to a vendor		2,000,000
Prepaid expenses and other current assets		$ 358,684	$ 150,503

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).
[2]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).